Related party payments and services (Details) (USD $)	12 Months Ended			18 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012
Farm management services
Agreement amount with Growers Synergy		$ 20,000		$ 20,000	$ 0
Related party Farm management services		240,000	180,000	120,000	60,000
Total Farm management services amt		240,000	180,000	120,000	60,000
Farm management services - future payments	140,000			20,000	0
Total Future minimum payments	$ 140,000